PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks
Aerospace & Defense — 3.5%
Boeing Co. (The)*	268,505	$45,793,528
General Electric Co.	436,403	87,346,060
RTX Corp.	639,321	84,684,460
		217,824,048
Automobiles — 0.9%
Tesla, Inc.*	226,621	58,731,098
Banks — 5.8%
Bank of America Corp.	373,873	15,601,720
East West Bancorp, Inc.	294,870	26,467,531
JPMorgan Chase & Co.	472,332	115,863,040
Pinnacle Financial Partners, Inc.	156,082	16,550,935
PNC Financial Services Group, Inc. (The)	780,338	137,160,010
Truist Financial Corp.	770,689	31,713,853
Wintrust Financial Corp.	201,020	22,606,709
		365,963,798
Biotechnology — 0.5%
AbbVie, Inc.	82,182	17,218,773
Natera, Inc.*	118,645	16,777,589
		33,996,362
Broadline Retail — 3.9%
Amazon.com, Inc.*	1,302,065	247,730,887
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	97,852	53,455,569
Houlihan Lokey, Inc.	99,769	16,112,694
		69,568,263
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,529,298	94,372,980
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	91,050	29,348,147
Consumer Finance — 0.3%
Ally Financial, Inc.	465,637	16,981,781
Consumer Staples Distribution & Retail — 4.1%
BJ’s Wholesale Club Holdings, Inc.*	182,413	20,813,323
Costco Wholesale Corp.	92,629	87,606,656
Walmart, Inc.	1,674,835	147,033,765
		255,453,744
Containers & Packaging — 0.5%
Crown Holdings, Inc.	385,636	34,421,869
Diversified Consumer Services — 0.3%
Service Corp. International	223,045	17,888,209
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	2,653,241	75,033,655
Electric Utilities — 0.8%
NextEra Energy, Inc.	707,166	50,130,998
Electrical Equipment — 0.7%
AMETEK, Inc.	91,171	15,694,176
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	244,751	$30,997,714
		46,691,890
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	423,754	19,399,458
Energy Equipment & Services — 0.4%
TechnipFMC PLC (United Kingdom)	841,708	26,673,727
Entertainment — 3.3%
Netflix, Inc.*	133,747	124,723,090
Spotify Technology SA*	52,547	28,902,427
Walt Disney Co. (The)	540,006	53,298,592
		206,924,109
Financial Services — 1.6%
Mastercard, Inc. (Class A Stock)	40,078	21,967,553
Toast, Inc. (Class A Stock)*	1,093,228	36,262,373
Visa, Inc. (Class A Stock)	116,466	40,816,674
		99,046,600
Ground Transportation — 2.1%
Uber Technologies, Inc.*	645,650	47,042,059
Union Pacific Corp.	348,936	82,432,641
		129,474,700
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	339,759	45,069,032
Boston Scientific Corp.*	179,123	18,069,928
GE HealthCare Technologies, Inc.	791,252	63,861,949
Insulet Corp.*	93,200	24,475,252
		151,476,161
Health Care Providers & Services — 1.5%
Encompass Health Corp.	305,444	30,935,368
UnitedHealth Group, Inc.	126,369	66,185,764
		97,121,132
Hotels, Restaurants & Leisure — 0.5%
Texas Roadhouse, Inc.	190,480	31,739,682
Household Durables — 0.2%
SharkNinja, Inc.*	184,808	15,414,835
Household Products — 0.7%
Procter & Gamble Co. (The)	253,313	43,169,601
Independent Power & Renewable Electricity Producers — 0.5%
Vistra Corp.	266,603	31,309,856
Industrial Conglomerates — 0.8%
3M Co.	328,270	48,209,732
Industrial REITs — 0.7%
Prologis, Inc.	387,514	43,320,190
Insurance — 6.3%
Axis Capital Holdings Ltd.	274,888	27,554,773
Chubb Ltd.	377,134	113,890,697
Markel Group, Inc.*(a)	26,676	49,873,716
MetLife, Inc.	1,230,109	98,765,451
Progressive Corp. (The)	307,174	86,933,314
A1

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	73,916	$17,739,840
		394,757,791
Interactive Media & Services — 7.4%
Alphabet, Inc. (Class A Stock)	1,690,664	261,444,281
Meta Platforms, Inc. (Class A Stock)	350,027	201,741,562
		463,185,843
IT Services — 1.2%
International Business Machines Corp.(a)	306,138	76,124,275
Leisure Products — 0.3%
Hasbro, Inc.	265,091	16,300,446
Machinery — 3.0%
Allison Transmission Holdings, Inc.	166,066	15,887,534
Caterpillar, Inc.	153,334	50,569,553
Gates Industrial Corp. PLC*	1,175,074	21,633,112
Parker-Hannifin Corp.	164,664	100,091,013
		188,181,212
Marine Transportation — 0.4%
Kirby Corp.*	275,688	27,847,245
Multi-Utilities — 1.2%
NiSource, Inc.	1,887,789	75,681,461
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy, Inc.	278,087	64,349,332
Chevron Corp.(a)	589,713	98,653,088
Exxon Mobil Corp.	369,373	43,929,531
Shell PLC, ADR	813,197	59,591,076
Williams Cos., Inc. (The)	679,723	40,620,246
		307,143,273
Personal Care Products — 1.6%
Unilever PLC (United Kingdom), ADR(a)	1,671,550	99,540,803
Pharmaceuticals — 4.2%
AstraZeneca PLC (United Kingdom), ADR	1,329,230	97,698,405
Bristol-Myers Squibb Co.	1,887,747	115,133,690
Eli Lilly & Co.	59,662	49,275,442
		262,107,537
Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	272,935	35,694,439
Residential REITs — 0.3%
AvalonBay Communities, Inc.(a)	93,387	20,042,718
Semiconductors & Semiconductor Equipment — 8.7%
Broadcom, Inc.	698,525	116,954,041
Lam Research Corp.	362,253	26,335,793
Marvell Technology, Inc.	556,108	34,239,570
NVIDIA Corp.	2,854,054	309,322,372
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	357,830	$59,399,780
		546,251,556
Software — 6.5%
AppLovin Corp. (Class A Stock)*	80,572	21,349,163
DocuSign, Inc.*	205,460	16,724,444
Microsoft Corp.	906,991	340,475,351
Oracle Corp.	115,248	16,112,823
Salesforce, Inc.	66,258	17,780,997
		412,442,778
Specialized REITs — 0.4%
Gaming & Leisure Properties, Inc.	525,545	26,750,241
Specialty Retail — 1.9%
Lowe’s Cos., Inc.	171,102	39,906,119
TJX Cos., Inc. (The)	678,156	82,599,401
		122,505,520
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	2,375,542	527,679,144
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. (Class B Stock)	308,655	19,593,419
Ralph Lauren Corp.	214,324	47,309,880
		66,903,299
Trading Companies & Distributors — 0.5%
Core & Main, Inc. (Class A Stock)*	349,942	16,905,698
WESCO International, Inc.	102,003	15,841,066
		32,746,764

Total Long-Term Investments (cost $4,244,179,133)		6,259,303,857
Short-Term Investments — 3.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	28,779,721	28,779,721
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $211,449,122; includes $211,019,467 of cash collateral for securities on loan)(b)(wb)	211,615,517	211,488,548

Total Short-Term Investments (cost $240,228,843)		240,268,269

TOTAL INVESTMENTS—103.3% (cost $4,484,407,976)		6,499,572,126

Liabilities in excess of other assets — (3.3)%		(209,214,104)

Net Assets — 100.0%		$6,290,358,022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $208,446,739; cash collateral of $211,019,467 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3